Business acquisitions - Acquisition of Mt. Holly aluminum smelter narrative (Details) $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 01, 2014 USD ($) employee t	Mar. 31, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2014
Business Acquisition [Line Items]
Ownership percentage							100.00%
Gain on remeasurement of equity investment							$ 0	$ 0	$ 15,955
Gain on fair value of contingent consideration						$ 6,527	$ 0	$ 18,337	$ 7,943
Payments to acquire businesses, net of cash acquired	$ 41,487
Mt. Holly Smelter [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired										50.30%
Percentage of ownership after acquisition (percentage)	100.00%
Employees | employee	600
Primary aluminum capacity (in tonnes) | t	231,000
Purchase price	$ 67,500
Gain on remeasurement of equity investment				$ 15,955
Acquisition-related costs	$ 1,539
Cash acquired in acquisition		$ 12,500
Consideration received for working capital adjustments			$ 11,313
Consideration received for expected future post-employment benefits			$ 2,400
Gain on fair value of contingent consideration					$ 10,287
Subsidiaries [Member] | Mt. Holly [Member]
Business Acquisition [Line Items]
Ownership percentage										49.70%